T. ROWE PRICE Equity Income Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.6%
COMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 0.7%
AT&T  1,450,000 25,520
Verizon Communications  2,375,000 99,655
125,175
Entertainment 1.4%
Walt Disney  2,110,000 258,180
258,180
Media 2.5%
Comcast, Class A  1,200,000 52,020
News, Class A  14,300,000 374,374
News, Class B  1,325,000 35,854
462,248
Total Communication Services 845,603
CONSUMER DISCRETIONARY 2.5%
Broadline Retail 0.5%
Kohl's  2,855,000 83,223
83,223
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands  3,755,000 194,133
194,133
Leisure Products 0.5%
Mattel (1) 4,700,000 93,107
93,107
Specialty Retail 0.4%
Best Buy  160,000 13,125
TJX  530,000 53,752
66,877
Total Consumer Discretionary 437,340
CONSUMER STAPLES 8.1%
Beverages 0.1%
Constellation Brands, Class A  70,000 19,023
19,023
Consumer Staples Distribution & Retail 1.4%
Dollar General  310,000 48,379
Walmart  3,435,000 206,684
255,063
Food Products 2.1%
Conagra Brands  6,800,000 201,552

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Mondelez International, Class A  196,476 13,753
Tyson Foods, Class A  2,680,000 157,397
372,702
Household Products 2.0%
Colgate-Palmolive  1,415,000 127,421
Kimberly-Clark  1,885,000 243,825
371,246
Personal Care Products 1.1%
Kenvue  9,250,000 198,505
198,505
Tobacco 1.4%
Philip Morris International  2,820,000 258,368
258,368
Total Consumer Staples 1,474,907
ENERGY 8.8%
Energy Equipment & Services 0.2%
Baker Hughes  1,025,000 34,338
34,338
Oil, Gas & Consumable Fuels 8.6%
Chevron  220,000 34,703
ConocoPhillips  515,000 65,549
Enbridge  2,810,000 101,666
EOG Resources  990,000 126,562
EQT  3,135,000 116,214
Exxon Mobil  2,415,000 280,719
Hess  800,000 122,112
Suncor Energy  3,015,000 111,284
TC Energy  1,425,000 57,285
TotalEnergies (EUR)  5,690,000 391,412
TotalEnergies, ADR  1,075,000 73,992
Williams  2,170,000 84,565
1,566,063
Total Energy 1,600,401
FINANCIALS 23.3%
Banks 9.1%
Bank of America  2,515,000 95,369
Citigroup  3,030,000 191,617
Fifth Third Bancorp  6,270,000 233,307
Huntington Bancshares  12,780,000 178,281
JPMorgan Chase  1,180,000 236,354
U.S. Bancorp  4,180,000 186,846

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Wells Fargo  9,310,000 539,607
1,661,381
Capital Markets 2.5%
Bank of New York Mellon  620,000 35,724
Charles Schwab  4,005,000 289,722
Goldman Sachs Group  155,000 64,742
Morgan Stanley  715,000 67,324
457,512
Financial Services 3.2%
Apollo Global Management  465,000 52,289
Equitable Holdings  7,975,000 303,130
Fiserv (1) 1,370,000 218,953
574,372
Insurance 8.5%
American International Group  5,620,000 439,315
Chubb  1,535,000 397,765
Hartford Financial Services Group  2,255,000 232,378
Loews  2,425,000 189,853
MetLife  3,810,000 282,359
1,541,670
Total Financials 4,234,935
HEALTH CARE 15.6%
Biotechnology 0.8%
AbbVie  515,000 93,781
Biogen (1) 250,000 53,908
147,689
Health Care Equipment & Supplies 4.4%
Becton Dickinson & Company  1,245,000 308,075
GE HealthCare Technologies  835,000 75,910
Medtronic  1,770,000 154,256
Zimmer Biomet Holdings  1,990,000 262,640
800,881
Health Care Providers & Services 5.2%
Cardinal Health  240,000 26,856
Centene (1) 470,000 36,886
Cigna Group  620,000 225,178
CVS Health  2,590,000 206,578
Elevance Health  848,000 439,722
Humana  37,500 13,002
948,222
Pharmaceuticals 5.2%
AstraZeneca, ADR  1,950,000 132,113

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Bristol-Myers Squibb  1,275,000 69,143
Johnson & Johnson  1,240,000 196,156
Merck  1,350,000 178,132
Pfizer  4,155,000 115,301
Sanofi (EUR)  1,020,000 99,230
Sanofi, ADR  330,000 16,038
Viatris  11,030,000 131,698
937,811
Total Health Care 2,834,603
INDUSTRIALS & BUSINESS SERVICES 12.3%
Aerospace & Defense 2.9%
Boeing (1) 1,135,000 219,044
L3Harris Technologies  1,450,000 308,995
528,039
Air Freight & Logistics 0.9%
United Parcel Service, Class B  1,150,000 170,924
170,924
Commercial Services & Supplies 0.3%
Stericycle (1) 1,025,000 54,069
54,069
Ground Transportation 1.2%
Norfolk Southern  555,000 141,453
Union Pacific  335,000 82,386
223,839
Industrial Conglomerates 4.3%
3M  465,000 49,323
General Electric  2,510,000 440,580
Honeywell International  285,000 58,496
Siemens (EUR)  1,180,000 225,308
773,707
Machinery 1.9%
Cummins  340,000 100,181
Flowserve  51,497 2,353
Stanley Black & Decker  2,555,000 250,211
352,745
Passenger Airlines 0.8%
Southwest Airlines  5,060,000 147,701
147,701
Total Industrials & Business Services 2,251,024

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 9.5%
Communications Equipment 0.2%
Cisco Systems  635,000 31,693
31,693
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity  730,000 106,025
106,025
IT Services 0.5%
Accenture, Class A  250,000 86,653
86,653
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices (1) 90,000 16,244
Applied Materials  1,150,000 237,164
Intel  1,385,000 61,175
QUALCOMM  3,195,000 540,914
Texas Instruments  860,000 149,821
1,005,318
Software 1.7%
Microsoft  715,000 300,815
300,815
Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics (KRW)  2,995,000 183,315
183,315
Total Information Technology 1,713,819
MATERIALS 3.0%
Chemicals 1.9%
CF Industries Holdings  3,730,000 310,374
International Flavors & Fragrances  380,000 32,676
343,050
Containers & Packaging 1.1%
International Paper  5,205,000 203,099
203,099
Total Materials 546,149
REAL ESTATE 4.0%
Industrial Real Estate Investment Trusts 0.2%
Rexford Industrial Realty, REIT  880,000 44,264
44,264
Office Real Estate Investment Trusts 0.0%
Vornado Realty Trust, REIT  280,000 8,056
8,056

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts 1.3%
Equity Residential, REIT  3,850,000 242,974
242,974
Specialized Real Estate Investment Trusts 2.5%
Rayonier, REIT  4,335,000 144,095
Weyerhaeuser, REIT  8,370,000 300,567
444,662
Total Real Estate 739,956
UTILITIES 5.9%
Electric Utilities 3.1%
NextEra Energy  1,980,000 126,542
PG&E  1,470,000 24,637
Southern  5,740,000 411,788
562,967
Multi-Utilities 2.8%
Ameren  1,805,000 133,497
Dominion Energy  4,310,000 212,009
NiSource  1,015,000 28,075
Sempra  1,760,000 126,421
500,002
Total Utilities 1,062,969
Total Common Stocks (Cost $11,560,721) 17,741,706
CONVERTIBLE PREFERRED STOCKS 0.2%
UTILITIES 0.2%
Electric Utilities 0.2%
NextEra Energy, 6.926%, 9/1/25  706,950 28,144
Total Utilities 28,144
Total Convertible Preferred Stocks (Cost $34,464) 28,144
PREFERRED STOCKS 1.2%
CONSUMER DISCRETIONARY 1.2%
Automobiles 1.2%
Dr. Ing. h.c. F. Porsche (EUR)  1,140,000 113,382
Volkswagen (EUR)  770,000 102,120
Total Consumer Discretionary 215,502
Total Preferred Stocks (Cost $209,238) 215,502

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.39% (2)(3) 154,481,252 154,481
Total Short-Term Investments (Cost $154,481) 154,481
Total Investments in Securities 99.8%
(Cost $11,958,904) $ 18,139,833
Other Assets Less Liabilities 0.2% 44,956
Net Assets 100.0% $ 18,184,789
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 1,876++
Totals $ —# $ — $ 1,876+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 143,611  ¤  ¤ $ 154,481
Total $ 154,481^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,876 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $154,481.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Equity Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Equity Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,842,441 $ 899,265 $ — $ 17,741,706
Convertible Preferred Stocks — 28,144 — 28,144
Preferred Stocks — 215,502 — 215,502
Short-Term Investments 154,481 — — 154,481
Total $ 16,996,922 $ 1,142,911 $ — $ 18,139,833

T. ROWE PRICE Equity Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F71-054Q1 03/24